Equity - Schedule of Shareholder List (Parenthetical) (Detail) - shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 30, 2015
Disclosure of transactions between related parties [line items]
Number of shares outstanding	512,406,760,091	512,406,760,091	512,406,760,091	115,039,690,651
Third party custody [member]
Disclosure of transactions between related parties [line items]
Number of shares outstanding	640,844,096